SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives, property and equipment	20 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives, property and equipment	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives, property and equipment	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives, property and equipment	5 years